Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of classes of share capital [line items]
Ordinary shares purchased for cancellation		$ 1,892		$ 3,106
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 0	$ 1,892	$ 0	$ 3,106
Average cost of shares purchased for cancellation		$ 138.04		$ 137.57
Ordinary shares purchased for cancellation		$ 171		$ 282
Average book value of shares purchased for cancellation		$ 12.46		$ 12.46